Revenue	12 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue

7. Revenue

Under ASC 606, revenue is recognized at a point in time when control of the promised goods or services is transferred to the customer. The Company measures revenue based on considerations specified in terms and conditions agreed to by a customer. Furthermore, the Company recognizes revenue when a performance obligation is satisfied by transferring control of the product to the customer, which occurs at a point in time.

The Company’s revenue is derived from contracts with customers primarily from the sale of SCENESSE® implants in the United States and Europe, as well as from sales under special access reimbursement programs.

Nature of product

SCENESSE® (afamelanotide 16mg) is the Company’s proprietary first-in-class photoprotective drug. It is authorized in the European Union, United Kingdom, United States, Israel, and Australia for the prevention of phototoxicity in adult patients with erythropoietic protoporphyria (EPP).

SCENESSE® is administered as an injectable controlled release implant by a trained healthcare professional.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Disaggregation of Revenue

The following table summarizes revenue by type:

	Year Ended June 30,
	2026		2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Commercial Sales of Goods	$57,883,819	90%	$55,580,809	91%	$53,343,177	92%
Sales under special access reimbursement programs	$6,431,535	10%	5,540,079	9%	4,568,666	8%
Total	$64,315,354	100%	$61,120,888	100%	$57,911,843	100%

The following table summarizes sales revenue by geographic region based on the legal entity recording the sale:

	Year Ended June 30,
	2026		2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Ireland	$36,035,893	56%	$29,773,425	49%	$29,758,799	51.4%
U.S.A.	27,726,349	43%	30,763,166	50%	27,633,700	47.7%
Rest of World	553,112	1%	584,297	1%	519,344	0.9%
Total	$64,315,354	100%	$61,120,888	100%	$57,911,843	100%

Clinuvel’s parent entity does not derive revenues directly from any customers, with all revenues derived through subsidiary entities.

Contract Balances

Contract Assets

A receivable is recorded when an unconditional right to invoice and receive payment exists, such that only the passage of time is required before payment of consideration is due. The Company receives payments from customers based upon agreed-upon contractual terms. The timing of revenue recognition may differ from the timing of invoicing to customers. The Company had no contract assets as of June 30, 2026 and 2025.

The following table presents the opening and closing balances of trade receivables:

	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	July 1, 2025	June 30, 2026	July 1, 2024	June 30, 2025
Trade receivables, net	$17,748,899	$16,192,724	$17,508,066	$17,748,899
Total trade receivables, net	$17,748,899	$16,192,724	$17,508,066	$17,748,899

Contract Liabilities

A contract liability is recorded when it receives consideration from customers prior to fulfilling its performance obligations. These amounts are typically classified as deferred revenue and are recognized as revenue when the related goods or services are delivered or performed. Changes in contract liabilities during the period primarily reflect cash received or invoiced in advance of revenue recognition, offset by revenue recognized as performance obligations are satisfied.

	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	July 1, 2025	June 30, 2026	July 1, 2024	June 30, 2025
Deferred revenue	$170,094	$170,094	$—	$170,094
Total deferred revenue	$170,094	$170,094	$—	$170,094

As of June 30, 2026, the contract liability balance reflects consideration received in advance of satisfying performance obligations.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS